Statements of Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 11	$ 32	$ 6,938,226	$ (939,870)	$ 5,998,399
Balance (in Shares) at Dec. 31, 2019	1,146,138	3,200,000
Stock-based compensation			334,837		334,837
Net loss				(1,599,466)	(1,599,466)
Balance at Dec. 31, 2020	$ 11	$ 32	7,273,063	(2,539,336)	4,733,770
Balance (in Shares) at Dec. 31, 2020	1,146,138	3,200,000
Stock-based compensation			130,141		130,141
Net loss				(3,417,334)	(3,417,334)
Balance at Dec. 31, 2021	$ 11	$ 32	$ 7,403,204	$ (5,956,670)	$ 1,446,577
Balance (in Shares) at Dec. 31, 2021	1,146,138	3,200,000